Principal accounting policies (Schedule of Amortization of Finite-lived Intangible Assets is Computed Using Straight-line Method Over Following Estimated Useful Lives) (Details) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets, net [Line Items]
Goodwill, Impairment Loss	$ 14,830	$ 0	$ 0
Trademark
Intangible assets, net [Line Items]
Estimated useful lives	10 years
Trademark | Minimum
Intangible assets, net [Line Items]
Estimated useful lives	6 years
Trademark | Maximum
Intangible assets, net [Line Items]
Estimated useful lives	10 years
Customer relationships.
Intangible assets, net [Line Items]
Estimated useful lives	3 years
Licenses
Intangible assets, net [Line Items]
Estimated useful lives	15 years
Non-compete agreement
Intangible assets, net [Line Items]
Estimated useful lives	1 year
Operating rights
Intangible assets, net [Line Items]
Estimated useful lives	Shorter of the economic life or contract terms
Software | Minimum
Intangible assets, net [Line Items]
Estimated useful lives	1 year
Software | Maximum
Intangible assets, net [Line Items]
Estimated useful lives	5 years
Domain names | Minimum
Intangible assets, net [Line Items]
Estimated useful lives	10 years
Domain names | Maximum
Intangible assets, net [Line Items]
Estimated useful lives	15 years
Patented Technology [Member] | Minimum
Intangible assets, net [Line Items]
Estimated useful lives	5 years
Patented Technology [Member] | Maximum
Intangible assets, net [Line Items]
Estimated useful lives	6 years
Others.
Intangible assets, net [Line Items]
Estimated useful lives	Shorter of the economic life or contract terms
Land Use Rights.
Intangible assets, net [Line Items]
Term Of Amortization	40 years